19. BORROWINGS AND FINANCING (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt issuance costs	R$ 27,103	R$ 13,911
Current	14,402	1,404
Non-current	12,701	12,507
Public Debentures [member]
Disclosure of detailed information about borrowings [line items]
Debt issuance costs	R$ 14,666	R$ 605